Accounts Payable	6 Months Ended
Jun. 30, 2023
Accounts Payable

8.  Accounts Payable

	June 30,	December 31,
	2023	2022

	(in US$’000)
Accounts payable	54,575	71,115

Substantially all accounts payable are denominated in RMB, EUR and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.

An aging analysis based on the relevant invoice dates is as follows:

	June 30,	December 31,
	2023	2022

	(in US$’000)
Not later than 3 months	48,284	60,553
Between 3 months to 6 months	2,765	7,216
Between 6 months to 1 year	2,346	2,137
Later than 1 year	1,180	1,209
	54,575	71,115